General information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2025 brand ₩ / shares	Sep. 30, 2024 ₩ / shares	Oct. 31, 2023 site	Sep. 02, 2021 ₩ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of brands | brand	3
Par value per share (in KRW per share)	₩ 10,000	₩ 10,000
American depositary shares
Disclosure of subsidiaries [line items]
Number of depositary shares per common share (in shares) | shares				0.05
Par value per share (in KRW per share)				₩ 10,000
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Total purchase consideration | $					$ 825
SuprNation
Disclosure of subsidiaries [line items]
Number of real-money gaming sites | site			3
DoubleU Games | DoubleDown Interactive Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership	67.10%